Equity Activity - AOCI Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	$ 16,929	$ 17,725	$ 18,392
Other comprehensive income/(loss)	893	(476)	2,806
Balance at the End of the Period	20,985	16,929	17,725
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(29,490)	(26,592)	(29,398)
Other comprehensive income before reclassifications	(663)	(3,089)	1,206
Amount reclassified from accumulated other comprehensive income	1,556	2,612	1,599
Other comprehensive income/(loss)	893	(476)	2,806
Balance at the End of the Period	(28,597)	(29,490)	(26,592)
Accumulated Other Comprehensive Income/(Loss) | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative effect of a change in accounting principle		(2,422)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	284	35	319
Other comprehensive income before reclassifications	(522)	(93)	(58)
Amount reclassified from accumulated other comprehensive income	59	337	(226)
Other comprehensive income/(loss)	(463)	244	(284)
Balance at the End of the Period	(179)	284	35
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative effect of a change in accounting principle		5
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(3,690)	(2,834)	(3,603)
Other comprehensive income before reclassifications	(10)	(902)	769
Amount reclassified from accumulated other comprehensive income			0
Other comprehensive income/(loss)	(10)	(902)	769
Balance at the End of the Period	(3,700)	(3,690)	(2,834)
Foreign Currency Translation Adjustments | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative effect of a change in accounting principle		46
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(26,083)	(23,796)	(26,116)
Other comprehensive income before reclassifications	(131)	(2,092)	495
Amount reclassified from accumulated other comprehensive income	1,496	2,276	1,825
Other comprehensive income/(loss)	1,365	184	2,320
Balance at the End of the Period	(24,718)	(26,083)	(23,796)
Net Change Retirement-Related Benefit Plans | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative effect of a change in accounting principle		(2,471)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	0	3	2
Other comprehensive income before reclassifications	1	(1)	0
Amount reclassified from accumulated other comprehensive income			1
Other comprehensive income/(loss)	1	(1)	1
Balance at the End of the Period	$ 0	0	$ 3
Net Unrealized Gains/(Losses) on Available-For-Sale Securities | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative effect of a change in accounting principle		$ (2)